schedule of accounts payable and accrued liabilities (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Corporate payables	$ 7,421,057	$ 8,828,351
Related party payable (Note 27)		441,759
Accounts payable and accrued liabilities	$ 7,421,057	$ 9,270,110